Derivative Liabilities - Disclosure of detailed information about derivative liabilities (Details)	12 Months Ended
	Aug. 31, 2020 CAD ($) Warrant	Aug. 31, 2019 CAD ($) Warrant	Aug. 31, 2018 CAD ($) Warrant
Disclosure Of Detailed Information About Derivative Liabilities [Line Items]
Number of warrants outstanding at beginning of period | Warrant	8,257,500	6,580,000	9,990,000
Derivative liabilities, beginning of period	$ 27,069
Number of warrants issued pursuant to equity offerings | Warrant	3,000,000	2,687,500	6,550,000
Increase (Decrease) in fair value	$ 32,758	$ (126,951)	$ (562,216)
Number of warrants outstanding at end of period | Warrant	5,197,500	8,257,500	6,580,000
Derivative liabilities, end of period	$ 59,827	$ 27,069
Warrants Denominated in Foreign Currency [Member]
Disclosure Of Detailed Information About Derivative Liabilities [Line Items]
Number of warrants outstanding at beginning of period | Warrant	6,466,513	6,466,513
Derivative liabilities, beginning of period	$ 1	$ 54
Increase (Decrease) in fair value		$ (53)
Number of warrants outstanding at end of period | Warrant	6,466,513	6,466,513	6,466,513
Derivative liabilities, end of period	$ 1	$ 1	$ 54
Other warrants subject to potential price adjustment [Member]
Disclosure Of Detailed Information About Derivative Liabilities [Line Items]
Number of warrants outstanding at beginning of period | Warrant	21,475,000	16,900,000
Derivative liabilities, beginning of period	$ 27,068	$ 109,767
Number of warrants issued pursuant to equity offerings | Warrant		4,575,000
Fair value of warrants issued		$ 44,199
Increase (Decrease) in fair value	$ 32,758	$ (126,898)
Number of warrants outstanding at end of period | Warrant	21,475,000	21,475,000	16,900,000
Derivative liabilities, end of period	$ 59,826	$ 27,068	$ 109,767